Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024
C000212830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
C000212831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Without Sales Load [Member] | C000212830
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%		8.93%	6.34%
Without Sales Load [Member] | C000212831
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%		9.93%	7.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)	1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)	1.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%		15.92%	12.98%